Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Schedule of Status of Options Under the Plan	A summary of the status of options under the Plan as of June 30, 2024 and changes during the relevant period ended on that date is presented below:
	Six months ended June 30, 2024 (unaudited)
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	10,520,774	$5.03	$2,264	7.08
Granted	3,737,570	$3.73
Exercised	(22,602)	$1.10
Forfeited and cancelled	(90,745)	$5.78

Outstanding at end of period	14,144,997	$4.68	$1,673	7.40

Exercisable options	8,076,167	$4.80	$1,621	6.21

Schedule of Status of RSUs Under the Plan	A summary of the status of RSUs under the Plan as of June 30, 2024 and changes during the relevant period ended on that date is presented below:
Number of RSU

Outstanding at beginning of year	813,268
Granted	686,127
Vested	(230,940)
Forfeited and cancelled	(3,890)

Outstanding at end of period	1,264,565

Schedule of Equity-Based Compensation Expense	The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2023 and 2024, was comprised as follows:
	Six months ended June 30,
	2023	2024
	Unaudited

Research and development	$2,536	$3,330
Marketing expenses	202	345
General and administrative	1,046	1,192

Total share-based compensation expense	$3,784	$4,867